Transactions with Related Parties (Details) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loans and accounts receivable:
Commercial loans	$ 400
Allowance for loan losses	2,042	$ 723
Companies Of The Group [Member]
Loans and accounts receivable:
Commercial loans	246,868	122,289	$ 80,076
Mortgage loans
Consumer loans
Loans and accounts receivable	246,868	122,289	80,076
Allowance for loan losses	(122)	(308)	(209)
Net loans	246,746	121,981	79,867
Guarantees	462,513	442,854	361,452
Contingent loans:
Personal guarantees
Letters of credit	4,112	5,392	19,251
Guarantees	464,691	445,064	377,578
Contingent loans	468,803	450,456	396,829
Allowance for contingent loans	(835)	(1)	(4)
Net contingent loans	467,968	450,455	396,825
Associated Companies [Member]
Loans and accounts receivable:
Commercial loans	375	459	771
Mortgage loans
Consumer loans
Loans and accounts receivable	375	459	771
Allowance for loan losses	(182)	(9)	(9)
Net loans	193	450	762
Guarantees
Contingent loans:
Personal guarantees
Letters of credit
Guarantees
Contingent loans
Allowance for contingent loans
Net contingent loans
Key Personnel [Member]
Loans and accounts receivable:
Commercial loans	2,986	4,299	3,947
Mortgage loans	20,473	18,814	18,796
Consumer loans	5,781	5,335	4,310
Loans and accounts receivable	29,240	28,448	27,053
Allowance for loan losses	(179)	(116)	(177)
Net loans	29,061	28,332	26,876
Guarantees	23,918	22,893	23,868
Contingent loans:
Personal guarantees
Letters of credit		2,060
Guarantees		3,364
Contingent loans		5,424
Allowance for contingent loans		(18)
Net contingent loans		5,406
Other related parties [member]
Loans and accounts receivable:
Commercial loans	685	233	7,793
Mortgage loans
Consumer loans
Loans and accounts receivable	685	233	7,793
Allowance for loan losses	(10)	(5)	(18)
Net loans	675	228	7,775
Guarantees	288	7,171	7,164
Contingent loans:
Personal guarantees
Letters of credit	63	44	33
Guarantees
Contingent loans	63	44	33
Allowance for contingent loans			1
Net contingent loans	$ 63	$ 44	$ 34